DEBT - Schedule of Outstanding Exchangeable (Details)	1 Months Ended
	Aug. 31, 2020	Jan. 31, 2017 USD ($) $ / shares	Dec. 31, 2021 $ / shares	Aug. 30, 2020 $ / shares
Exchangeable Notes
Debt Instrument [Line Items]
Conversion rate effective (per $1000 principal amount)	0.00334	0.012025
2020 Exchangeable Notes
Debt Instrument [Line Items]
Cash coupon rate (per annum)				0.00%
Effective conversion price (per ADS) (in usd per share)			$ 299.19	$ 299.19
2017 Exchangeable Notes
Debt Instrument [Line Items]
Principal amount | $		$ 110,187,000
Cash coupon rate (per annum)		1.25%
Effective conversion price (per ADS) (in usd per share)		$ 82.96